Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class (without sales charge)
Average Annual Return, Percent	21.19%	6.58%	4.45%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	21.45%	6.85%	4.71%
60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend
Average Annual Return, Percent	23.17%	7.45%	7.20%
60 S&P 500 /40 Bloomberg Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60 S&P 500 /40 Bloomberg Aggregate Blend
Average Annual Return, Percent	26.44%	9.13%	8.52%
60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60 S&P 500 Equal Weight/40 Bloomberg Aggregate Blend
Average Annual Return, Percent	23.17%	7.45%	7.20%
60 S&P 500 /40 Bloomberg Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60 S&P 500 /40 Bloomberg Aggregate Blend
Average Annual Return, Percent	26.44%	9.13%	8.52%